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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Science and Technology Fund
ING International Growth Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.4%
		Bermuda: 0.7%
31,100	@, L	Marvell Technology Group Ltd.	$568,819
			568,819
		Brazil: 0.4%
28,400	@, L	NET Servicos de Comunicacao SA ADR	344,776
			344,776
		Canada: 0.6%
3,700	@	Research In Motion Ltd.	472,786
			472,786
		Cayman Islands: 0.7%
21,300		Seagate Technology, Inc.	577,017
			577,017
		China: 0.0%
1,300	@	China Communications Services Corp., Ltd.	828
			828
		France: 1.9%
37,400	L	Alcatel SA ADR	486,200
4,400	@	Alstom	539,609
3,200		Neopost SA	411,813
3,861	@	NicOx SA	98,142
			1,535,764
		Germany: 2.2%
31,400	@	Infineon Technologies AG ADR	451,846
14,600	L	SAP AG ADR	676,564
7,600		Software AG	586,797
			1,715,207
		Hong Kong: 1.7%
83,900		ASM Pacific Technology	506,643
86,600		China Mobile Ltd.	797,796
			1,304,439
		India: 1.0%
46,700	@	Bharti Airtel Ltd.	750,011
			750,011
		Japan: 2.4%
6,500		Disco Corp.	409,971
16,900		Kurita Water Industries Ltd.	361,960
16,700		NSD Co., Ltd.	580,680
2,500		Obic Co., Ltd.	529,193
			1,881,804
		Mexico: 1.1%
19,900		America Movil SA de CV ADR	882,764
			882,764
		Netherlands: 0.6%
19,000	@, L	ASML Holding NV	484,880
			484,880
		Singapore: 1.0%
610,700	@	STATS ChipPAC Ltd.	515,983
16,416	@	Verigy Ltd.	300,905
			816,888
		South Korea: 1.1%
3,900	@	NHN Corp.	516,414
600		Samsung Electronics Co., Ltd.	371,553
			887,967
		Sweden: 0.7%
13,700		Telefonaktiebolaget LM Ericsson ADR	545,123
			545,123
		Switzerland: 2.2%
3,400	L	Alcon, Inc.	400,384
3,500		Roche Holding AG	659,222
7,000		Roche Holding AG ADR	655,514
			1,715,120
		Taiwan: 5.9%
104,177		Cheng Uei Precision Industry Co., Ltd.	401,707

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Taiwan (continued)
160,000		Gemtek Technology Corp.	$380,560
123,027		HON HAI Precision Industry Co., Ltd.	845,322
450,000		Inventec Co., Ltd.	366,934
61,368		Lite-On Technology Corp.	88,928
30,000		MediaTek, Inc.	329,642
616,000		Powerchip Semiconductor Corp.	396,145
246,000		Realtek Semiconductor Corp.	395,527
60,800	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	663,328
556,759		Wistron Corp.	804,513
			4,672,606
		United Kingdom: 1.9%
73,200	@	Autonomy Corp. PLC	857,514
92,900		Meggitt PLC	619,211
			1,476,725
		United States: 69.3%
75,000	@	3Com Corp.	292,500
7,400		Abbott Laboratories	392,200
25,600	@	Adobe Systems, Inc.	995,072
5,000	@	Affymax, Inc.	184,200
31,100	@	Agere Systems, Inc.	626,354
18,100	@	Agilent Technologies, Inc.	579,200
23,900	@, L	Akamai Technologies, Inc.	1,342,702
43,900	@, L	Alexion Pharmaceuticals, Inc.	1,824,923
3,900	@	Amgen, Inc.	274,443
9,100	L	Amphenol Corp.	616,252
18,800	@	Apple, Inc.	1,611,724
28,600	@	Applera Corp. - Celera Genomics Group	453,596
32,850		Applied Materials, Inc.	582,431
12,700	@, L	aQuantive, Inc.	340,360
24,600		AT&T, Inc.	925,698
19,200	@, L	Atheros Communications, Inc.	456,192
15,700	@	Autodesk, Inc.	686,404
38,100	@	BEA Systems, Inc.	469,773
8,000		Becton Dickinson & Co.	615,520
12,300	@, L	Biogen Idec, Inc.	594,582
47,000	@, L	BioMarin Pharmaceuticals, Inc.	890,180
13,900	L	Biomet, Inc.	588,804
23,100	@, L	Broadcom Corp.	737,352
16,200	@, L	Ciena Corp.	455,058
59,200	@	Cisco Systems, Inc.	1,574,126
18,700	@, L	Comcast Corp.	828,784
27,300	@	Corning, Inc.	568,932
14,600	@, L	Cyberonics	307,622
4,400	@, L	Cymer, Inc.	185,812
19,600	@	Double-Take Software, Inc.	247,744
9,000	@, L	Electronic Arts, Inc.	450,000
17,600	@	Eschelon Telecom, Inc.	400,576
17,900	@	Fiserv, Inc.	941,003
28,500	@, L	Foundry Networks, Inc.	412,395
12,300	@	Genentech, Inc.	1,074,651
11,900	@	Gilead Sciences, Inc.	765,408
14,300		Goodrich Corp.	700,986
3,400	@	Google, Inc.	1,704,420
13,300		Harris Corp.	675,906
25,200		Hewlett-Packard Co.	1,090,656
17,100	@, L	Hyperion Solutions Corp.	721,962
44,300	@	Integrated Device Technology, Inc.	670,259
45,300		Intel Corp.	949,488
12,500	@, L	InterMune, Inc.	437,500
16,700		International Business Machines Corp.	1,655,805
10,100	@, L	Isilon Systems, Inc.	233,209
8,700		Johnson & Johnson	581,160
25,300	@, L	Juniper Networks, Inc.	458,436
19,200	L	KLA-Tencor Corp.	945,216
12,500	@, L	Lam Research Corp.	572,625
14,500		Lockheed Martin Corp.	1,409,255
16,900		Maxim Integrated Products	520,520
15,300		Medtronic, Inc.	817,785
8,900	@	MEMC Electronic Materials, Inc.	466,360

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		United States (continued)
9,200		Merck & Co., Inc.	$411,700
47,088		Microsoft Corp.	1,453,136
21,700		Motorola, Inc.	430,745
30,100	@	NetList, Inc.	285,950
28,300	@, L	Network Appliance, Inc.	1,064,080
12,200	@, L	NeuStar, Inc.	376,858
9,400	@, L	Northstar Neuroscience, Inc.	124,644
12,100	@, L	Nvidia Corp.	370,865
28,800	@, L	Oplink Communications, Inc.	546,624
8,300	@, L	Optium Corp.	198,287
36,892	@	Oracle Corp.	633,067
15,600	@, L	Pharmion Corp.	496,860
21,500		Qualcomm, Inc.	809,690
24,400	@	Regeneron Pharmaceuticals, Inc.	485,316
12,600	@, L	RightNow Technologies, Inc.	181,188
10,600	@, L	Salesforce.com, Inc.	464,598
17,000	@, L	Spansion, LLC	218,110
10,300	@	Stanley, Inc.	166,654
9,700		Stryker Corp.	600,818
96,800	@, L	Sun Microsystems, Inc.	642,752
35,800	@, L	Sybase, Inc.	926,862
28,500	@, L	Symantec Corp.	504,735
4,100		Textron, Inc.	381,997
73,500	@, L	TIBCO Software, Inc.	682,080
30,200	@, L	TTM Technologies, Inc.	323,442
3,200	@, L	Vanda Pharmaceuticals, Inc.	95,584
19,000	@, L	VeriSign, Inc.	454,100
15,143	@	Waters Corp.	858,457
29,510		Windstream Corp.	439,109
27,500	@, L	Wright Medical Group, Inc.	601,975
5,100	@, L	Zimmer Holdings, Inc.	429,522
1,200	@	Zoll Medical Corp.	75,264
			54,639,190
		Total Common Stock
		(Cost $61,761,416)	75,272,714

Principal Amount			Value
SHORT-TERM INVESTMENTS: 27.2%
	U.S. Government Agency Obligations: 2.5%
$2,000,000	Federal Home Loan Bank, 5.000%, due 02/01/07		$1,999,722
	Total U.S. Government Agency Obligations
	(Cost $1,999,722)		1,999,722
	Securities Lending Collateralcc: 24.7%
19,483,000	The Bank of New York Institutional Cash Reserves Fund		19,483,000
	Total Securities Lending Collateral
	(Cost $19,483,000)		19,483,000
	Total Short-Term Investments
	(Cost $21,482,722)		21,482,722
	Total Investments in Securities
	(Cost $83,244,138)*	122.6%	$96,755,436
	Other Assets and Liabilities - Net	(22.6)	(17,864,941)
	Net Assets	100.0%	$78,890,495

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2007.

*	Cost for federal income tax purposes is $83,398,453.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$14,150,039
	Gross Unrealized Depreciation	(793,056)
	Net Unrealized Appreciation	$13,356,983

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	3.5%
Biotechnology	6.9
Computers	11.9
Electronics	4.8
Engineering & Construction	0.2
Environmental Control	0.5
Hand/Machine Tools	0.5
Healthcare - Products	6.5
Internet	7.3
Machinery - Diversified	0.7
Media	1.5
Miscellaneous Manufacturing	0.5
Office/Business Equipment	0.5
Pharmaceuticals	5.5
Semiconductors	14.8
Software	13.5
Telecommunicationsv	16.3
Short-Term Investments	27.2
Other Assets and Liabilities - Net	(22.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		Australia: 4.2%
80,566		BHP Billiton Ltd.	$1,650,112
104,091		Brambles Ltd.	1,127,799
53,100		National Australia Bank Ltd.	1,671,552
93,514		Santos Ltd.	680,144
			5,129,607
		Belgium: 3.0%
11,200		KBC Groep NV	1,416,609
13,373		Omega Pharma SA	1,080,651
6,600		Umicore	1,163,135
			3,660,395
		Brazil: 1.8%
4,700		Empresa Brasileira de Aeronautica SA ADR	188,331
9,300		Petroleo Brasileiro SA ADR	914,004
12,000		Uniao de Bancos Brasileiros SA GDR	1,137,960
			2,240,295
		China: 0.7%
984,000		China Yurun Food Group Ltd.	898,532
			898,532
		Egypt: 1.0%
18,300		Orascom Telecom GDR	1,251,480
			1,251,480
		France: 13.0%
117,484	L	Alcatel SA	1,525,701
14,468	@, #	Atos Origin	815,508
21,100		Bouygues	1,430,863
8,849		Groupe Danone	1,368,013
11,456		LVMH Moet Hennessy Louis Vuitton SA	1,216,101
18,141	@	SeLoger.com	768,909
9,893		Societe Generale	1,756,166
31,000		Total SA	2,107,125
22,698		Veolia Environnement	1,597,248
12,200		Vinci SA	1,687,329
35,922		Vivendi	1,482,388
			15,755,351
		Germany: 6.0%
13,658		Deutsche Bank AG	1,934,850
8,500		Fresenius Medical Care AG & Co. KGaA	1,140,718
8,100		Henkel KGaA	1,271,304
18,316		Hochtief AG	1,485,247
13,200		RWE AG	1,384,978
			7,217,097
		Greece: 1.2%
36,441		Coca-Cola Hellenic Bottling Co. SA	1,466,801
			1,466,801
		Hong Kong: 0.9%
82,000		Cheung Kong Holdings Ltd.	1,082,983
			1,082,983
		Indonesia: 0.9%
25,700		Telekomunikasi Indonesia Tbk PT ADR	1,078,372
			1,078,372
		Ireland: 1.8%
57,400		Bank of Ireland	1,286,847
53,426		Depfa Bank PLC	944,345
			2,231,192
		Italy: 5.9%
127,122		Capitalia S.p.A.	1,146,551
53,900		ERG S.p.A.	1,206,645
201,559		Intesa Sanpaolo S.p.A	1,523,709
51,564		Italcementi S.p.A.	1,522,940
722,156		Telecom Italia S.p.A.	1,813,601
			7,213,446

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Japan: 20.8%
137,000		Bank of Yokohama Ltd.	$1,111,958
41,200		Don Quijote Co., Ltd.	888,844
210		East Japan Railway Co.	1,460,297
355,500	@	Haseko Corp.	1,376,160
52,500		Hitachi Construction Machinery Co., Ltd.	1,478,155
24,300		Hoya Corp.	885,676
142		Kenedix, Inc.	683,091
63,000		Matsushita Electric Industrial Co., Ltd.	1,255,076
142		Mitsubishi UFJ Financial Group, Inc.	1,723,018
293		Nippon Telegraph & Telephone Corp.	1,465,932
30,700		Seven & I Holdings Co., Ltd.	924,390
7,650		SFCG Co., Ltd.	1,218,826
30,700		Shinko Electric Industries	823,765
167,000		Sumitomo Chemical Co., Ltd.	1,293,800
79,000		Sumitomo Corp.	1,229,534
401,000		Sumitomo Metal Industries Ltd.	1,704,706
59,201		Sumitomo Rubber Industries, Inc.	698,549
87,000		Sumitomo Trust & Banking Co., Ltd.	935,671
36,600		Tokyo Electric Power Co., Inc.	1,248,402
190,000		Toshiba Corp.	1,216,274
52,500		Yamaha Motor Co., Ltd.	1,630,631
			25,252,755
		Mexico: 1.1%
11,000		Fomento Economico Mexicano SA de CV ADR	1,320,770
			1,320,770
		Netherlands: 4.1%
73,320		Royal Dutch Shell PLC - Class B	2,463,667
61,634	@	Tele Atlas NV	1,292,800
30,119	@	TomTom	1,265,228
			5,021,695
		Norway: 1.0%
49,700	@	Petroleum Geo-Services ASA	1,168,469
			1,168,469
		Russia: 0.1%
2,200		Wimm-Bill-Dann Foods OJSC ADR	140,691
			140,691
		South Africa: 1.2%
40,919		Sasol Ltd. ADR	1,393,701
			1,393,701
		South Korea: 0.8%
11,485	@, L	Kookmin Bank ADR	913,402
			913,402
		Sweden: 1.1%
39,343		Atlas Copco AB	1,305,387
			1,305,387
		Switzerland: 7.2%
6,708		Nestle SA	2,471,959
14,140		Roche Holding AG	2,663,255
37,710		UBS AG	2,370,510
4,552		Zurich Financial Services AG	1,229,607
			8,735,331
		United Kingdom: 17.5%
29,784		AstraZeneca PLC	1,667,480
158,708		Barclays PLC	2,315,640
119,244	@	British Airways PLC	1,266,249
47,345		British American Tobacco PLC	1,441,473
26,263		Carnival PLC	1,432,580
267,129		First Choice Holidays PLC	1,519,506
83,500		GlaxoSmithKline PLC	2,254,661
211,071		HSBC Holdings PLC	3,845,916
158,571		International Power PLC	1,127,298
529,301		Legal & General Group PLC	1,617,748
41,523		Scottish & Southern Energy PLC	1,224,567
532,200		Vodafone Group PLC	1,557,299
			21,270,417
		Total Common Stock
		(Cost $98,140,291)	115,748,169

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2007 (Unaudited) (continued)

Shares		Value
PREFERRED STOCK: 1.0%
	Germany: 1.0%
35,914	ProSieben SAT.1 Media AG	$1,212,733
	Total Preferred Stock
	(Cost $1,186,468)	1,212,733
	Total Long-Term Investments
	(Cost $99,326,759)	116,960,902

Principal Amount			Value
SHORT-TERM INVESTMENTS: 5.8%
	Repurchase Agreement: 3.8%
$4,540,000	Goldman Sachs Repurchase Agreement dated 01/31/07, 5.250%, due 02/01/07, $4,540,662 to be received upon repurchase (Collateralized by $4,600,000 Federal Home Loan Bank, 6.600%, Market Value plus accrued interest $4,633,503, due 05/24/21)		$4,540,000
	Total Repurchase Agreement
	(Cost $4,540,000)		4,540,000
	Securities Lending Collateralcc: 2.0%
2,466,000	The Bank of New York Institutional Cash Reserves Fund		2,466,000
	Total Securities Lending Collateral
	(Cost $2,466,000)		2,466,000
	Total Short-Term Investments
	(Cost $7,006,000)		7,006,000
	Total Investments in Securities
	(Cost $106,332,759)*	102.1%	$123,966,902
	Other Assets and Liabilities - Net	(2.1)	(2,571,172)
	Net Assets	100.0%	$121,395,730

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2007.

*	Cost for federal income tax purposes is $106,347,847.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$19,197,993
	Gross Unrealized Depreciation	(1,578,938)
	Net Unrealized Appreciation	$17,619,055

Percentage of
Industry	Net Assets
Aerospace/Defense	0.2%
Agriculture	1.2
Airlines	1.0
Auto Parts & Equipment	0.6
Banks	19.5
Beverages	2.3
Building Materials	1.3
Chemicals	2.0
Commercial Services	0.9
Computers	0.7
Distribution/Wholesale	1.0
Diversified Financial Services	3.5
Electric	4.1

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of January 31, 2007 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Electrical Components & Equipment	1.0
Electronics	0.7
Engineering & Construction	3.8
Food	4.0
Healthcare - Services	0.9
Holding Companies - Diversified	1.0
Home Builders	1.1
Home Furnishings	1.0
Household Products/Wares	1.1
Insurance	2.3
Internet	0.6
Iron/Steel	1.4
Leisure Time	3.8
Machinery - Construction & Mining	2.3
Media	2.2
Mining	1.4
Oil & Gas	7.2
Oil & Gas Services	1.0
Pharmaceuticals	6.3
Real Estate	0.9
Retail	1.5
Semiconductors	0.7
Software	2.1
Telecommunications	7.2
Transportation	1.2
Water	1.3
Short-Term Investments	5.8
Other Assets and Liabilities - Net	(2.1)
Net Assets	100.0%

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 2, 2007
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 2, 2007